ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 366,903,925	$ 322,895,870
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	54,167,420	45,573,523
Recurring fair value measurement [member] | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,228,480	2,958,385
Recurring fair value measurement [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	42,235,153	33,754,734
Recurring fair value measurement [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,741,287	4,788,378
Recurring fair value measurement [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,741,287	4,780,993
Recurring fair value measurement [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	37,493,866	28,966,356
Recurring fair value measurement [member] | Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,757,952	2,831,979
Recurring fair value measurement [member] | Securities issued by the Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,071,762	12,847,199
Recurring fair value measurement [member] | Securities issued by other of the Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	249,510	187,295
Recurring fair value measurement [member] | Securities issued by other of the Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	822,914	461,073
Recurring fair value measurement [member] | Securities issued by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	213,863	201,312
Recurring fair value measurement [member] | Securities issued by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,732,664	9,663,324
Recurring fair value measurement [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,857,718	1,862,922
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,476,476	1,502,818
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,204,924	2,912,432
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,388	24,975
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	737,710	49,570
Recurring fair value measurement [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,098	32,614
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		7,385
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,066,174	1,169,836
Recurring fair value measurement [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	6,488,709	6,639,029
Recurring fair value measurement [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,082,574	5,123,939
Recurring fair value measurement [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,406,135	1,515,090
Recurring fair value measurement [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,162,909	1,133,924
Recurring fair value measurement [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	44,248	156,220
Recurring fair value measurement [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	851,109	817,161
Recurring fair value measurement [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,677	123,325
Recurring fair value measurement [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,099	349
Recurring fair value measurement [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	208,440	245,618
Recurring fair value measurement [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	27,579
Recurring fair value measurement [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,589	31,394
Recurring fair value measurement [member] | Currency swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,992	32,895
Recurring fair value measurement [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,191	39,402
Recurring fair value measurement [member] | Index futures | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	481
Recurring fair value measurement [member] | Financial assets in concession contracts | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,228,480	2,958,385
Recurring fair value measurement [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,007,921	931,231
Recurring fair value measurement [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	154,986	122,675
Recurring fair value measurement [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	852,935	808,556
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,687,378	15,285,892
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,367,341	13,883,645
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,244,069	1,748,734
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,244,069	1,748,734
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,123,272	12,134,911
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,244,069	1,748,734
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued by the Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,638,542	9,943,470
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued by other of the Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	108,028	174,614
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,324,236	1,813,022
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		168,314
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	52,466	35,491
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,319,556	1,402,247
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,404	1,351
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,313,152	1,400,896
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	481
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Index futures | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	481
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,797,656	25,142,703
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	27,778,991	19,775,740
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,434,317	2,960,029
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,434,317	2,960,029
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,344,674	16,815,711
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	513,883	1,083,245
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by the Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,433,220	2,903,729
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by other of the Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	249,510	187,295
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by other of the Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	714,886	286,459
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	150,962	129,082
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,408,428	7,850,302
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,857,718	1,862,922
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,476,476	1,502,818
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,186,830	2,740,688
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,388	24,975
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	737,710	49,570
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	34,098	32,614
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,005,882	1,122,041
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	3,811,989	4,076,819
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,807,594	4,076,598
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,395	221
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,162,428	1,133,924
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	44,248	156,220
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	851,109	817,161
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,677	123,325
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,099	349
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	208,440	245,618
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	27,579
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,589	31,394
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,992	32,895
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,191	39,402
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,682,386	5,144,928
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,228,480	2,958,385
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	88,821	95,349	$ 10,102	$ 13,733
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,901	79,615
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,901	72,230
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,920	15,734
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,901	72,230
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,094	3,430
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		7,385
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,826	12,304
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,357,164	1,159,963	582,299	560,313
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,268,576	1,045,990
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	88,588	113,973
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets in concession contracts | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,228,480	2,958,385
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,007,921	931,231
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	154,986	122,675	104,857	84,206
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 852,935	$ 808,556	$ 928,566	$ 836,324